Cover	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 20-F (the "Form 20-F/A") amends our annual report on Form 20-F for the year ended December 31, 2022 (the "Annual Report"), which was originally filed with the U.S. Securities and Exchange Commission on May 30, 2023. The purpose of this Form 20-F/A is (i) to amend Item 16I of the Annual Report to provide the disclosures required under Item 16I(b) of Form 20-F and (ii) to provide the documentation required by Item 16I(a) of Form 20-F in the form of an exhibit to this Form 20-F/A. This Form 20-F/A does not reflect events occurring after the filing of the Annual Report and does not modify or update the disclosure therein in any way except as described above. No other changes have been made to the Annual Report. The filing of this Form 20-F/A should not be understood to mean that any statements contained in the Annual Report, as amended by this Form 20-F/A, are true or complete as of any date subsequent to the original filing date of the Annual Report. Accordingly, this Form 20-F/A should be read in conjunction with the Annual Report.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-53826
Entity Registrant Name	PLASTEC TECHNOLOGIES, LTD.
Entity Central Index Key	0001433309
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o Unit 01, 21/F, Aitken Vanson Centre
Entity Address, Address Line Two	61 Hoi Yuen Road, Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Title of 12(g) Security	Ordinary Share, par value U.S.$0.001 per share
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	true
Entity Common Stock, Shares Outstanding	12,938,128
ICFR Auditor Attestation Flag	false
Auditor Name	Centurion ZD CPA & Co.
Auditor Firm ID	2769
Auditor Location	Hong Kong, China
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	c/o Unit 01, 21/F, Aitken Vanson Centre
Entity Address, Address Line Two	61 Hoi Yuen Road, Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
City Area Code	852
Local Phone Number	21917155
Contact Personnel Name	Kin Sun Sze-To
Contact Personnel Fax Number	852-27796001